Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Securities Sold Under Repurchase Agreements and Interbank Market Debt (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 312,634	R$ 349,164
Interbank market debt	129,616	135,483
Transactions backed by own financial assets [Member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	165,781	215,995
Transactions backed by third party financial assets [Member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	146,853	133,169
Real estate credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	18,525	19,179
Agribusiness credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	15,101	15,442
Financial credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	27,691	19,566
Import and export financing [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	39,089	45,633
On-lending - domestic [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	24,181	29,828
Liabilities from transactions related to credit assignments [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	5,029	5,835
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	240,808	234,569
Interbank market debt	73,414	75,352
Current [member] | Transactions backed by own financial assets [Member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	93,955	101,400
Current [member] | Transactions backed by third party financial assets [Member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	146,853	133,169
Current [member] | Real estate credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	14,046	12,830
Current [member] | Agribusiness credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	7,562	9,158
Current [member] | Financial credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	13,234	5,976
Current [member] | Import and export financing [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	30,548	38,123
Current [member] | On-lending - domestic [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	7,991	9,205
Current [member] | Liabilities from transactions related to credit assignments [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	33	60
Non-current [Member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	71,826	114,595
Interbank market debt	56,202	60,131
Non-current [Member] | Transactions backed by own financial assets [Member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	71,826	114,595
Non-current [Member] | Real estate credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	4,479	6,349
Non-current [Member] | Agribusiness credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	7,539	6,284
Non-current [Member] | Financial credit bills [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	14,457	13,590
Non-current [Member] | Import and export financing [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	8,541	7,510
Non-current [Member] | On-lending - domestic [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	16,190	20,623
Non-current [Member] | Liabilities from transactions related to credit assignments [Member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market debt	R$ 4,996	R$ 5,775